UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
8/31/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.3%)(a)
	Rating(RAT)	Principal amount	Value

Arkansas (0.2%)

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA	$125,000	$125,843

			125,843
California (1.0%)

CA State G.O. Bonds, 5 1/4s, 2/1/29	A1	700,000	740,390

			740,390
Connecticut (0.7%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. V-2, 0.03s, 7/1/36	VMIG1	500,000	500,000

			500,000
Guam (1.2%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	750,000	763,680

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	150,000	142,149

			905,829
Massachusetts (1.0%)

MA State VRDN (Construction Loan), Ser. A, 0.04s, 3/1/26	VMIG1	700,000	700,000

			700,000
Michigan (84.8%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	185,000	181,202

Ann Arbor, School Dist. G.O. Bonds, Q-SBLF, 5s, 5/1/29	Aa2	565,000	600,437

Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.), NATL, 5s, 5/1/19	Aa3	1,425,000	1,492,802

Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds (Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	A	1,500,000	1,258,170

Detroit, Swr. Disp. Rev. Bonds
Ser. B, AGM, 7 1/2s, 7/1/33	AA-	1,000,000	1,068,130
(Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	A	1,075,000	933,820

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,300,000	1,282,762

Eaton Rapids Pub. Schools G.O. Bonds
Q-SBLF, 4s, 5/1/17	AA-	595,000	640,226
Ser. D, Q-SBLF, 4s, 5/1/16	AA-	500,000	535,255

Fenton, Area Pub. Schools G.O. Bonds (School Bldg. & Site), NATL, Q-SBLF, 5s, 5/1/23	Aa2	1,000,000	1,063,020

Flat Rock, Cmnty. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	Aa2	1,425,000	1,551,797

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	300,000	328,893

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	BB-/P	225,000	223,736

Gibraltar, School Dist. G.O. Bonds (School Bldg. & Site), NATL, FGIC, Q-SBLF, 5s, 5/1/21 (Prerefunded 5/1/14)	Aa2	1,000,000	1,031,290

Grand Rapids, Rev. Bonds
(Sanitation Swr. Syst.), 5s, 1/1/37	Aa1	300,000	303,771
(San. Swr. Sys.), NATL, 5s, 1/1/20	Aa1	500,000	534,230

Grand Valley, Rev. Bonds (MI State U.), 5 3/4s, 12/1/34	A+	500,000	531,140

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Hosp.), Ser. A, AGM, 5s, 5/15/26	AA-	2,000,000	2,050,255

Kentwood Pub. Schools G.O. Bonds, 4s, 5/1/14	AA-	350,000	357,725

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	350,000	331,692

Lake Superior State U. Rev. Bonds, AGM, 4s, 11/15/18	AA-	500,000	522,640

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/37	Aa3	1,000,000	1,002,500

Marysville, Pub. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,640,000	1,759,162

MI Higher Ed. Fac. Auth. Rev. Bonds
(Alma College), 5 1/4s, 6/1/33	Baa1	1,000,000	993,840
(Kalamazoo College), 5s, 12/1/33 (Prerefunded 12/1/17)	AAA/P	500,000	577,615

MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A, 5s, 5/1/22	Aa2	500,000	545,120

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2	700,000	716,219

MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	Aa3	2,000,000	2,164,900
FGIC, NATL, zero %, 10/15/22	Aa3	1,500,000	1,002,870

MI State Fin. Auth. Rev. Bonds
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/23	Aaa	750,000	773,925
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/22	Aaa	500,000	545,845
(Trinity Hlth.), Ser. A, 5s, 12/1/16	Aa2	1,000,000	1,119,330
(Unemployment Oblig. Assmt.), Ser. A, 4s, 1/1/15	Aaa	1,000,000	1,048,100

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,051,870
(Holland Cmnty. Hosp.), Ser. A, 5 3/4s, 1/1/21 (Prerefunded 1/1/14)	A+	1,000,000	1,017,800
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A2	1,500,000	1,378,950
(Sparrow Hosp.), 5s, 11/15/31	A1	1,000,000	992,840
(Ascension Hlth.), Ser. B, 5s, 11/15/25	AA+	1,000,000	1,074,760
(Sparrow Hosp.), 5s, 11/15/23	A1	835,000	866,905

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.), Ser. D, 3.95s, 10/1/37	AA	750,000	621,330

MI State Strategic Fund Ltd. Mandatory Put Bonds (6/2/14) (Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	Baa2	200,000	207,542

MI State Strategic Fund Ltd. Rev. Bonds

(Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,492,840
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	A1	1,500,000	1,818,375
(United Methodist Retirement Cmntys., Inc.), 5 3/4s, 11/15/33(FWC)	BBB+/F	500,000	480,345
(MI House of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	AA-	1,500,000	1,612,365

MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Evangelical Homes of MI), 5 1/4s, 6/1/32	BB+/F	400,000	358,600
(Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	750,000	784,208

MI State Strategic Fund Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc.), 4 1/2s, 12/1/13	BBB	1,000,000	1,008,090

MI State Trunk Line Fund Rev. Bonds
5s, 11/15/20	AA+	500,000	574,015
3s, 11/15/14	AA+	100,000	103,204

MI State U. Rev. Bonds
Ser. A, 5s, 8/15/38	Aa1	1,000,000	1,005,420
Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,154,830

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A
6s, 6/1/48	B-	1,000,000	726,260
6s, 6/1/34	B-	1,250,000	957,488

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa2	500,000	516,325

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/26	AA-	1,000,000	1,044,920

Oakland Cnty., Bldg. Auth. Rev. Bonds, 3s, 11/1/17	Aaa	600,000	635,370

Oakland U. Rev. Bonds
5s, 3/1/37	A1	500,000	487,850
Ser. A, 5s, 3/1/33	A1	500,000	499,995

Plymouth, Charter Twp. G.O. Bonds, 4s, 7/1/25	AA	1,000,000	986,970

Roseville, School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,500,000	1,595,325

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5s, 7/1/30	A	1,000,000	952,890

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	400,000	353,556

Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A, 6 3/4s, 11/1/39	BBB	480,000	497,189

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.)
FGIC, NATL, 5s, 12/1/25	A	1,000,000	1,028,360
Ser. C, 5s, 12/1/22	A2	1,000,000	1,040,560

Wayne St. U. Rev. Bonds
Ser. A, 5s, 11/15/34	Aa2	500,000	509,975
AGM, 5s, 11/15/25	Aa2	1,000,000	1,060,390

Western MI U. Rev. Bonds, 5 1/4s, 11/15/40	A1	500,000	499,240

Zeeland, Pub. Schools G.O. Bonds, AGM, 4s, 5/1/17	AA-	250,000	267,263

			62,336,634
Mississippi (1.0%)

Jackson Cnty., Port Fac. VRDN (Chevron USA, Inc.), 0.05s, 6/1/23	P-1	700,000	700,000

			700,000
Puerto Rico (5.8%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	Baa3	1,000,000	752,330
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa3	500,000	461,855
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	Baa3	210,000	155,207
Ser. A, 5 1/4s, 7/1/26	Baa3	500,000	400,535

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	950,000	885,353

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	BBB+	1,000,000	993,050

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. C
5 1/4s, 8/1/40	Aa3	375,000	333,551
5s, 8/1/46	Aa3	345,000	287,161

			4,269,042
Texas (1.0%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.08s, 11/15/33	VMIG1	700,000	700,000

			700,000
Utah (1.0%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.04s, 5/15/36	A-1+	700,000	700,000

			700,000
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	380,000	390,663
5s, 10/1/25	Baa2	200,000	205,384

			596,047
TOTAL INVESTMENTS

Total investments (cost $72,145,321)(b)			$72,273,785

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $73,519,146.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $72,133,471, resulting in gross unrealized appreciation and depreciation of $2,606,695 and $2,466,381, respectively, or net unrealized appreciation of $140,314.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	17.9%
	Education	14.7
	Local debt	14.3
	Utilities	11.8
	State debt	11.0
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	16.6%
	Q-SBLF	11.9
	NATL	11.4
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$72,273,785	$—

Totals by level	$—	$72,273,785	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013